Product and Geographic Sales Information - Revenue by Product Group (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 560,702	$ 442,117	$ 445,645	$ 428,430	$ 455,595	$ 284,360	$ 273,500	$ 240,592	$ 1,876,894	$ 1,254,047	$ 974,345
Deferred revenues adjustment									$ 3,951	$ 23,101	$ 438